Related Party Transactions - Summary of Significant Receivables From and Payables To Related Parties (Parenthetical) (Detail) - Vedanta Resources Plc [member] ₨ in Millions	Mar. 31, 2018 INR (₨)
Withdrawal of guarantee [member]
Disclosure of transactions between related parties [line items]
Amount of guarantee	₨ 282,058
Extinguishment of guarantee [member]
Disclosure of transactions between related parties [line items]
Amount of guarantee	₨ 68,091